Financial Instruments	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Financial Instruments

Our financial instruments consist of cash and cash equivalents, other receivables, other liabilities, accounts payable and warrant derivative. As at December 31, 2019, the carrying amount of our cash and cash equivalents, other receivables, other liabilities and accounts payable approximated their fair value. The warrant derivative is a recurring Level 2 fair value measurement as these warrants have not been listed on an exchange and therefore do not trade on an active market. As at December 31, 2019, the fair value of our warrant derivative was $8,508,764 (December 31, 2018 - nil).

Credit risk
Credit risk is the risk of financial loss if a counterparty to a financial instrument fails to meet its contractual obligations. We are exposed to credit risk on our cash and cash equivalents and other receivables from Pfizer connected to the BRACELET-1 study (see Note 13) in the event of non-performance by counterparties, but we do not anticipate such non-performance. Our maximum exposure to credit risk at the end of the period is the carrying value of our cash and cash equivalents and other receivables.

We mitigate our exposure to credit risk connected to our cash and cash equivalent by maintaining our primary operating and investment bank accounts with Schedule I banks in Canada. For our foreign domiciled bank accounts, we use referrals or recommendations from our Canadian banks to open foreign bank accounts and these accounts are used solely for the purpose of settling accounts payable or payroll.

We mitigate our exposure to credit risk connected to our Pfizer other receivable by entering into collaborations with global biopharmaceutical companies.

Interest rate risk
Interest rate risk is the risk that future cash flows of a financial instrument will fluctuate because of changes in market interest rates. We are exposed to interest rate risk through our cash and cash equivalents. We mitigate this risk through our investment policy that only allows investment of excess cash resources in investment grade vehicles while matching maturities with our operational requirements.

Fluctuations in market rates of interest do not have a significant impact on our results of operations due to the short term to maturity of the investments held.

Foreign exchange risk
Foreign exchange risk arises from changes in foreign exchange rates that may affect the fair value or future cash flows of our financial assets or liabilities. We are primarily exposed to the risk of changes in the Canadian dollar relative to the U.S. dollar, British pound and Euro as a portion of our financial assets and liabilities are denominated in such currencies. The impact of a $0.01 increase in the value of the U.S. dollar against the Canadian dollar would have increased our net comprehensive loss in 2019 by approximately $125,339.  The impact of a $0.10 increase in the value of the British pound against the Canadian dollar would have increased our net comprehensive loss in 2019 by approximately $8,581. The impact of a $0.10 increase in the value of the Euro against the Canadian dollar would have increased our net comprehensive loss in 2019 by approximately $32,426.

We mitigate our foreign exchange risk by maintaining sufficient foreign currencies, through the purchase of foreign currencies or receiving foreign currencies from financing activities, to settle our foreign accounts payable.

Balances in foreign currencies at December 31, 2019 are as follows:

	US dollars $	British pounds £	Euro €
Cash and cash equivalents	9,676,360	26,751	33,664
Other receivables	1,500,000	—	—
Accounts payable and other liabilities	(1,378,860)	(6,345)	(310,086)
Warrant derivative	(6,551,250)	—	—
	3,246,250	20,406	(276,422)

Liquidity risk
Liquidity risk is the risk that we will encounter difficulty in meeting obligations associated with financial liabilities. We manage liquidity risk through the management of our capital structure as outlined in Note 16. Accounts payable are all due within the current operating period.